Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity File Number	001-38288
Entity Registrant Name	GEX MANAGEMENT, INC.
Entity Central Index Key	0001681556
Entity Tax Identification Number	56-2428818
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3662 W. Camp Wisdom Road
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75237
City Area Code	(877)
Local Phone Number	210-4396
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GXXM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false